Nuveen Variable Rate Preferred & Income Fund
Portfolio of Investments Octoberl 31, 2023
(Unaudited)
NPFD
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 157.8%  (99.9% of Total Investments)
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 104 .1%
( 65 .9 % of Total Investments) X 446,922,279
Automobiles & Components - 3.9%
$ 10,195 General Motors Financial Co Inc 5.700% N/A (b) $ 8,561,393
10,476 General Motors Financial Co Inc 5.750% N/A (b) 8,166,532
Total Automobiles & Components 16,727,925
Banks - 45.2%
2,219 Bank of America Corp 6.100% N/A (b) 2,139,502
10,610 Bank of America Corp 6.500% N/A (b) 10,470,823
5,000 (c) Bank of America Corp (TSFR3M reference rate + 3.397%
spread)
8.806% N/A (b) 5,002,475
8,200 Bank of America Corp 6.250% N/A (b) 8,059,220
1,775 Bank of America Corp 6.300% N/A (b) 1,727,101
2,875 Citigroup Inc 6.250% N/A (b) 2,698,937
3,375 Citigroup Inc 5.950% N/A (b) 3,208,784
3,280 Citigroup Inc 7.625% N/A (b) 3,158,454
1,650 Citigroup Inc 7.375% N/A (b) 1,573,736
13,715 Citigroup Inc 6.300% N/A (b) 13,299,628
8,000 Citigroup Inc 5.000% N/A (b) 7,571,296
2,500 Citizens Financial Group Inc 6.375% N/A (b) 2,032,880
3,680 Citizens Financial Group Inc 4.000% N/A (b) 2,505,598
6,050 CoBank ACB 6.450% N/A (b) 5,620,077
50 Farm Credit Bank of Texas, 144A 5.700% N/A (b) 46,750
50 Farm Credit Bank of Texas, 144A 6.200% N/A (b) 44,750
300 (c) Fifth Third Bancorp (TSFR3M reference rate + 3.295%
spread)
8.689% N/A (b) 270,562
3,271 Fifth Third Bancorp 4.500% N/A (b) 2,780,473
7,070 (c) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.643% N/A (b) 7,191,997
5,190 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (b) 6,263,609
8,400 Huntington Bancshares Inc/OH 5.625% N/A (b) 6,532,277
5,000 (c) Huntington Bancshares Inc/OH (TSFR3M reference rate +
3.142% spread)
8.535% N/A (b) 4,193,461
2,933 JPMorgan Chase & Co 5.000% N/A (b) 2,838,303
16,945 JPMorgan Chase & Co 6.750% N/A (b) 16,932,137
3,195 JPMorgan Chase & Co 6.100% N/A (b) 3,151,467
1,755 KeyCorp 5.000% N/A (b) 1,168,920
8,000 M&T Bank Corp 5.125% N/A (b) 6,032,982
3,057 (c) PNC Financial Services Group Inc/The (TSFR3M reference rate + 3.302% spread)
8.711% N/A (b) 3,014,709
2,445 PNC Financial Services Group Inc/The 6.000% N/A (b) 2,049,546
3,534 PNC Financial Services Group Inc/The 5.000% N/A (b) 2,939,039
5,735 PNC Financial Services Group Inc/The 6.250% N/A (b) 4,719,910
3,990 PNC Financial Services Group Inc/The 6.200% N/A (b) 3,549,845
2,470 Regions Financial Corp 5.750% N/A (b) 2,265,722
7,873 Truist Financial Corp 4.800% N/A (b) 6,452,021
8,195 Truist Financial Corp 5.100% N/A (b) 6,563,226
7,970 (c) Truist Financial Corp (TSFR3M reference rate + 3.364%
spread)
8.773% N/A (b) 7,559,872
5,000 US Bancorp 5.300% N/A (b) 3,923,232
4,608 Wells Fargo & Co 3.900% N/A (b) 3,991,265
9,429 Wells Fargo & Co 5.875% N/A (b) 9,160,788
10,345 Wells Fargo & Co 7.625% N/A (b) 10,358,417

Nuveen Variable Rate Preferred & Income Fund
(continued)
Portfolio of Investments
Octoberl 31, 2023
(Unaudited)

NPFD
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Banks (continued)
$ 1,200 (c) Zions Bancorp NA (3-Month LIBOR reference rate + 4.440%
spread)
10.111% N/A (b) $ 1,130,519
Total Banks 194,194,310
Capital Goods - 6.0%
6,200 (d) AerCap Global Aviation Trust, 144A 6.500% 6/15/45 6,082,116
13,900 AerCap Holdings NV 5.875% 10/10/79 13,045,886
4,841 Air Lease Corp 4.650% N/A (b) 4,120,381
3,673 ILFC E-Capital Trust I, 144A 7.209% 12/21/65 2,702,649
Total Capital Goods 25,951,032
Energy - 5.4%
8,546 (d) Enbridge Inc 5.500% 7/15/77 7,270,943
6,360 Enbridge Inc 7.625% 1/15/83 5,688,645
2,350 Enbridge Inc 6.000% 1/15/77 2,044,941
5,345 Energy Transfer LP 6.500% N/A (b) 4,840,859
545 Energy Transfer LP 7.125% N/A (b) 452,583
2,155 Transcanada Trust 5.600% 3/07/82 1,663,277
1,460 Transcanada Trust 5.500% 9/15/79 1,156,764
Total Energy 23,118,012
Financial Services - 16.9%
2,320 Ally Financial Inc 4.700% N/A (b) 1,505,909
4,200 Ally Financial Inc 4.700% N/A (b) 2,452,001
3,785 American Express Co 3.550% N/A (b) 2,971,225
2,405 Bank of New York Mellon Corp/The 4.700% N/A (b) 2,276,262
3,250 Capital Farm Credit ACA, 144A 5.000% N/A (b) 2,925,000
3,845 Capital One Financial Corp 3.950% N/A (b) 2,676,044
13,128 Charles Schwab Corp/The 5.375% N/A (b) 12,465,799
350 Compeer Financial ACA, 144A 4.875% N/A (b) 315,000
3,690 Discover Financial Services 5.500% N/A (b) 2,460,843
1,745 Discover Financial Services 6.125% N/A (b) 1,611,357
6,310 Equitable Holdings Inc 4.950% N/A (b) 5,750,663
1,030 (c) Goldman Sachs Group Inc/The (TSFR3M reference rate +
3.136% spread)
8.501% N/A (b) 1,022,737
5,140 Goldman Sachs Group Inc/The 7.500% N/A (b) 5,041,070
5,890 Goldman Sachs Group Inc/The 5.300% N/A (b) 5,490,099
9,875 Goldman Sachs Group Inc/The 5.500% N/A (b) 9,629,332
5,700 Goldman Sachs Group Inc/The 4.125% N/A (b) 4,516,195
5,000 (c) JP Morgan Chase & Company (TSFR3M reference rate +
3.562% spread)
8.939% N/A (b) 5,006,930
4,352 Voya Financial Inc 7.748% N/A (b) 4,272,728
Total Financial Services 72,389,194
Insurance - 15.4%
2,595 Aegon NV 5.500% 4/11/48 2,345,224
2,250 American International Group Inc 5.750% 4/01/48 2,047,386
6,045 Assurant Inc 7.000% 3/27/48 5,789,816
3,000 Assured Guaranty Municipal Holdings Inc, 144A 6.400% 12/15/66 2,549,791
3,050 (d) AXIS Specialty Finance LLC 4.900% 1/15/40 2,399,418
6,115 Enstar Finance LLC 5.500% 1/15/42 4,874,181
1,000 Enstar Finance LLC 5.750% 9/01/40 879,832
10,345 Markel Group Inc 6.000% N/A (b) 10,001,640
6,495 MetLife Inc 5.875% N/A (b) 5,720,297
3,248 Prudential Financial Inc 6.750% 3/01/53 3,058,938
3,395 Prudential Financial Inc 5.125% 3/01/52 2,886,571
7,735 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 7,607,232
4,125 QBE Insurance Group Ltd, 144A 7.500% 11/24/43 4,126,922

Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Insurance (continued)
$ 1,600 QBE Insurance Group Ltd, 144A 5.875% N/A (b) $ 1,529,153
13,500 SBL Holdings Inc, 144A 7.000% N/A (b) 8,202,862
3,415 SBL Holdings Inc, 144A 6.500% N/A (b) 1,926,223
Total Insurance 65,945,486
Media & Entertainment - 0.4%
2,375 Paramount Global 6.375% 3/30/62 1,747,857
Total Media & Entertainment 1,747,857
Telecommunication Services - 2.2%
10,000 Vodafone Group PLC 7.000% 4/04/79 9,669,219
Total Telecommunication Services 9,669,219
Utilities - 8.7%
2,685 AES Andes SA, 144A 7.125% 3/26/79 2,525,745
1,700 AES Andes SA, 144A 6.350% 10/07/79 1,571,140
2,600 American Electric Power Co Inc 3.875% 2/15/62 2,041,844
2,500 CMS Energy Corp 4.750% 6/01/50 2,073,155
3,910 Edison International 5.000% N/A (b) 3,479,751
1,445 Edison International 5.375% N/A (b) 1,294,968
14,093 Emera Inc 6.750% 6/15/76 13,253,580
3,210 Sempra 4.875% N/A (b) 2,997,711
3,400 Sempra 4.125% 4/01/52 2,618,932
2,000 Southern Co/The 4.000% 1/15/51 1,824,768
2,215 Vistra Corp, 144A 7.000% N/A (b) 2,015,650
1,560 Vistra Corp, 144A 8.000% N/A (b) 1,482,000
Total Utilities 37,179,244
Total $1,000 Par (or similar) Institutional Preferred
(cost $523,951,543) 446,922,279
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 26 .9% ( 17 .0 % of Total
Investments) X 115,413,408
Banks - 6.4%
21,500 CoBank ACB 6.200% $ 2,075,825
1,000 Farm Credit Bank of Texas, 144A 9.681% 99,500
121,601 Fifth Third Bancorp 6.625% 2,963,416
297,600 KeyCorp 6.200% 4,972,896
62,700 KeyCorp 6.125% 1,119,195
230,765 New York Community Bancorp Inc 6.375% 4,873,757
168,058 Regions Financial Corp 6.375% 3,524,176
163,723 Regions Financial Corp 5.700% 2,922,456
121,800 Synovus Financial Corp 5.875% 2,767,296
99,600 Wintrust Financial Corp 6.875% 2,384,424
Total Banks 27,702,941
Capital Goods - 1.2%
164,687 Air Lease Corp 6.150% 3,972,251
43,800 WESCO International Inc 10.625% 1,167,708
Total Capital Goods 5,139,959
Energy - 3.9%
51,100 Energy Transfer LP 7.600% 1,263,192
271,200 NuStar Energy LP 11.315% 6,807,120
176,668 NuStar Energy LP 12.438% 4,499,734

Nuveen Variable Rate Preferred & Income Fund
(continued)
Portfolio of Investments
Octoberl 31, 2023
(Unaudited)

NPFD
Shares   Description (a) Coupon Value
Energy (continued)
154,132 NuStar Logistics LP 12.389% $ 4,004,349
Total Energy 16,574,395
Financial Services - 3.6%
31,750 AgriBank FCB 6.875% 3,175,000
79,765 Federal Agricultural Mortgage Corp 6.000% 1,975,859
106,297 Morgan Stanley 5.850% 2,323,652
54,600 Morgan Stanley 6.500% 1,346,436
27,400 Morgan Stanley 6.875% 669,930
20,898 Morgan Stanley 6.375% 491,521
261,000 Voya Financial Inc 5.350% 5,400,090
Total Financial Services 15,382,488
Food, Beverage & Tobacco - 2.8%
315,300 CHS Inc 7.100% 7,797,369
157,200 CHS Inc 6.750% 3,717,780
4,400 Dairy Farmers of America Inc, 144A 7.875% 394,900
Total Food, Beverage & Tobacco 11,910,049
Insurance - 8.7%
310,550 American Equity Investment Life Holding Co 5.950% 6,568,132
180,150 American Equity Investment Life Holding Co 6.625% 4,129,038
340,200 Aspen Insurance Holdings Ltd 9.593% 8,600,256
194,775 Athene Holding Ltd 6.350% 4,115,596
157,150 Athene Holding Ltd 6.375% 3,814,031
131,900 Enstar Group Ltd 7.000% 3,137,901
188,600 Reinsurance Group of America Inc 5.750% 4,624,472
93,300 Reinsurance Group of America Inc 7.125% 2,379,150
Total Insurance 37,368,576
Utilities - 0.3%
53,400 NiSource Inc 6.500% 1,335,000
Total Utilities 1,335,000
Total $25 Par (or similar) Retail Preferred
(cost $136,351,596) 115,413,408
Principal
Amount (000) Description (a) ,(e) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 25 .4% ( 16 .1 % of Total
Investments) X 108,859,903
Banks - 22.2%
$ 1,000 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (b) $ 970,200
2,600 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (b) 2,507,053
2,380 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (b) 2,242,241
2,495 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (b) 1,981,297
1,595 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.625% N/A (b) 1,445,472
715 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (b) 617,148
3,000 Banco Santander SA , Reg S 7.500% N/A (b) 2,906,916
3,800 Banco Santander SA 4.750% N/A (b) 2,732,695
5,490 Barclays PLC 8.000% N/A (b) 4,855,905
3,800 Barclays PLC 6.125% N/A (b) 3,394,236
1,085 BNP Paribas SA, 144A 9.250% N/A (b) 1,102,891
3,300 BNP Paribas SA, 144A 6.625% N/A (b) 3,253,827
2,805 BNP Paribas SA, 144A 7.750% N/A (b) 2,600,721
2,430 BNP Paribas SA, 144A 8.500% N/A (b) 2,328,398
2,089 BNP Paribas SA, 144A 7.000% N/A (b) 1,863,549
2,465 Credit Agricole SA, 144A 7.875% N/A (b) 2,452,675
5,240 Credit Agricole SA, 144A 8.125% N/A (b) 5,174,500

Principal
Amount (000) Description (a),(e) Coupon Maturity Value
Banks (continued)
$ 7,000 HSBC Holdings PLC 6.375% N/A (b) $ 6,598,812
7,560 HSBC Holdings PLC 8.000% N/A (b) 7,418,250
7,641 ING Groep NV , Reg S 6.750% N/A (b) 7,584,962
335 ING Groep NV 5.750% N/A (b) 294,648
1,653 Intesa Sanpaolo SpA, 144A 7.700% N/A (b) 1,543,685
2,000 Lloyds Banking Group PLC 7.500% N/A (b) 1,949,143
1,105 Lloyds Banking Group PLC 8.000% N/A (b) 970,308
5,185 Lloyds Banking Group PLC 6.750% N/A (b) 4,779,133
1,500 Macquarie Bank Ltd/London, 144A 6.125% N/A (b) 1,327,699
4,625 NatWest Group PLC 8.000% N/A (b) 4,489,927
1,860 Nordea Bank Abp, 144A 6.625% N/A (b) 1,738,829
3,345 Societe Generale SA, 144A 8.000% N/A (b) 3,276,362
3,480 Societe Generale SA, 144A 9.375% N/A (b) 3,359,500
1,500 Societe Generale SA, 144A 4.750% N/A (b) 1,202,642
2,250 Societe Generale SA, 144A 7.875% N/A (b) 2,229,377
1,700 Standard Chartered PLC, 144A 7.750% N/A (b) 1,631,052
755 Standard Chartered PLC, 144A 6.000% N/A (b) 710,413
1,660 UniCredit SpA , Reg S 8.000% N/A (b) 1,635,100
Total Banks 95,169,566
Financial Services - 3.2%
5,600 Deutsche Bank AG 6.000% N/A (b) 4,508,873
800 Deutsche Bank AG 7.500% N/A (b) 708,847
200 Deutsche Bank AG , Reg S 4.789% N/A (b) 165,000
8,830 UBS Group AG , Reg S 6.875% N/A (b) 8,307,617
Total Financial Services 13,690,337
Total Contingent Capital Securities
(cost $124,083,718) 108,859,903
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 1 .4% ( 0 .9 % of Total Investments) X 5,979,805
Energy - 0.9%
$ 3,980 Enbridge Inc 8.500% 1/15/84 $ 3,812,710
Total Energy 3,812,710
Financial Services - 0.5%
9,004 Credit Suisse Group AG 0.000% 1/17/72 945,420
5,850 Credit Suisse Group AG 6.380% 2/21/72 614,250
3,325 Credit Suisse Group AG 7.500% 1/17/72 349,125
2,460 Credit Suisse Group AG 7.500% 6/11/72 258,300
Total Financial Services 2,167,095
Total Corporate Bonds
(cost $25,594,093) 5,979,805
Total Long-Term Investments
(cost $809,980,950) 677,175,395

Nuveen Variable Rate Preferred & Income Fund
(continued)
Portfolio of Investments
Octoberl 31, 2023
(Unaudited)

NPFD
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.1% (0.1% of Total Investments)
X –
REPURCHASE AGREEMENTS - 0 .1% ( 0 .1 % of Total Investments) X 530,000
$ 530 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 10/31/23, repurchase price $530,078,
collateralized by $886,900, U.S. Treasury Note, 2.375%, due
5/15/51, value $540,601
5.280% 11/01/23 $ 530,000
Total Repurchase Agreements
(cost $530,000) 530,000
Total Short-Term Investments
(cost $530,000) 530,000
Total Investments (cost $ 810,510,950 ) - 157 .9% 677,705,395
Borrowings - (36.9)% (f),(g) (158,314,000)
Reverse Repurchase Agreements, including accrued interest
- (2.5)%(h) (10,682,597)
TFP Shares, Net - (19.7)%(i) (84,446,347)
Other Assets & Liabilities, Net -  1.2% 4,963,557
Net Assets Applicable to Common Shares - 100% $ 429,226,008
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 446,922,279 $ – $ 446,922,279
$25 Par (or similar) Retail Preferred 109,767,683 5,645,725 – 115,413,408
Contingent Capital Securities – 108,859,903 – 108,859,903
Corporate Bonds – 5,979,805 – 5,979,805
Short-Term Investments:
Repurchase Agreements – 530,000 – 530,000
Total
$ 109,767,683 $ 567,937,712 $ – $ 677,705,395
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Perpetual security. Maturity date is not applicable.
(c) Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $14,963,674 have been pledged as collateral for reverse repurchase agreements.
(e) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(f) Borrowings as a percentage of Total Investments is 23.4%.
(g) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $357,533,034 have been pledged as collateral for borrowings.
(h) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 1.6%.
(i) TFP Shares, Net as a percentage of Total Investments is 12.5%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
TSFR
3M CME Term SOFR 3 Month